Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets	Goodwill and Other Intangible Assets
Goodwill includes the cost of acquired businesses in excess of the fair value of the tangible and other intangible net assets acquired. The carrying amount of goodwill was $8,327 thousand as of December 31, 2023 and 2022.
Intangible assets, net, excluding goodwill, consisted of trademarks, patents, distributor relationships, and non-compete agreements with estimated remaining useful lives ranging from 5 to 10 years. Intangible assets are amortized on a straight-line basis and the weighted-average amortization period for all amortizable intangibles on a combined basis is 8.5 years. The weighted average amortization period for trademarks, non-compete agreement, and other intangibles is 10 years, 5 years, and 5.5 years, respectively.
Intangible assets at December 31, were as follows (in thousands):

	2023			2022
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Trademarks	$2,500	$(1,208)	$1,292	$2,500	$(958)	$1,542
Non-compete agreement	640	(619)	21	640	(491)	149
Others	440	(406)	34	440	(322)	118
	$3,580	$(2,233)	$1,347	$3,580	$(1,771)	$1,809
Amortization of intangible assets, net, excluding goodwill, recorded in Selling, administrative and engineering expense on the Consolidated statements of operations and comprehensive loss was $462 thousand for 2023 and 2022, respectively. Future amortization of the Company's intangible assets as of December 31, 2023 is as follows (in thousands):

2024	$289
2025	254
2026	254
2027	254
2028	254
Thereafter	42
$1,347
The Company assesses for impairment of intangible assets with definite lives only if events occur that indicate that the carrying amount of an intangible asset may not be recoverable. The Company assesses goodwill for impairment annually, or more frequently if events occur that indicate an asset may be impaired.
For goodwill, the reporting units used in assessing impairment is the same as the Company’s two operating segments and reportable segments as described in Note 17, Reportable Segments and Geographic Information. Our assessment for impairment of goodwill utilized a discounted cash flow analysis and a guideline public company market approach to determine the fair value of the reporting unit for comparison to the corresponding carrying value, and a reconciliation of the Company’s concluded values for each reporting unit to the Company’s market capitalization. Based upon the Company’s annual goodwill impairment analyses, the Company concluded there were no impairments to goodwill for any periods presented.